Long-Term Contractual Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Platform Operator, Crypto Asset [Abstract]
Schedule of Contractual Long-Term liability Fair Values	The book value of each of the new contractual long-term liabilities is presented below:

Contractual liability	Date of Agreement	Interest rate spread	Balances as of December 31, 2025
1st. Group	September 8, 2025	1.85%	Ps.	2,997,823
2nd. Group	October 17, 2025	1.85%	26,772,747
3rd. Group	November 14, 2025	1.85%	2,498,884
4th. Group	November 21, 2025	1.85%	37,550,018
5th. Group	December 16, 2025	1.80%	29,591,436
6th. Group	December 30, 2025	1.80%	93,622,157
			Ps.	193,033,065

Schedule of Amortization of Long-Term Contractual Liabilities
The following table sets out the amortization of long-term contractual liabilities as of December 31, 2025:

	2026		2027	2028	2029	2030	2031 and thereafter	Total
Amortization of long-term Contractual Liabilities as of December 31, 2025	Ps.	—	15,182,652	24,340,699	26,751,439	29,395,477	97,362,798	Ps.	193,033,065